COMMITMENTS (Schedule of Future Minimum Rental Lease Payments) (Details) - Rental lease payments [Member] $ in Thousands	Dec. 31, 2015 USD ($)
2016	$ 1,279
2017	249
2018	104
Total	$ 1,632